Non-current assets held for sale (Notes)	12 Months Ended
Dec. 31, 2024
Disclosure of non-current assets held for sale and discontinued operations [Abstract]
Disclosure of non-current assets or disposal groups classified as held for sale [text block]	Non-current assets held for sale
The carrying amount of assets classified as held for sale at 31 December 2024 is $4,081 million (2023 $151 million), with associated liabilities of
$1,105 million (2023 $62 million).
gas & low carbon energy
On 16 September 2024, bp announced that it plans to sell its US onshore wind energy business, bp Wind Energy. bp Wind Energy has interests in ten operating onshore wind energy assets across seven US states. As a result of progression of the disposal process during the fourth quarter of 2024, completion of a disposal in 2025 is now considered to be highly probable. The carrying amount of assets classified as held for sale at 31 December 2024 is $569 million, with associated liabilities of $41 million.
On 24 October, bp completed the acquisition of the remaining 50.03% of Lightsource bp. The acquisition included certain assets for which sales processes were in progress at the acquisition date. Completion of the sale of these assets within one year of the acquisition date is considered to be highly probable.
The carrying amount of assets classified as held for sale at 31 December 2024 is $1,702 million, with associated liabilities of $1,050 million.
On 9 December 2024, bp and JERA Co., Inc. agreed to combine their offshore wind businesses to form a new standalone, equally-owned joint venture –
JERA Nex bp. The parties have agreed to work to complete formation of JERA Nex bp, subject to regulatory and other approvals, by end of the third quarter of 2025. bp will contribute its development projects in the UK, Japan, Germany and US into the new joint venture. The related assets and liabilities of those projects have, therefore, been classified as held for sale. The carrying amount of assets classified as held for sale at 31 December 2024 is $1,793 million, with associated liabilities of $14 million.
Transactions that have been classified as held for sale during 2024, but were completed by 31 December 2024, are described below.
gas & low carbon energy
On 14 February 2024, bp and ADNOC announced that they had agreed to form a new joint venture (JV) in Egypt. On 16 December bp and XRG (ADNOC’s international energy investment company) announced they had completed formation of Arcius Energy (51% bp, 49% XRG, ADNOC's international energy investment company). As part of the agreement, bp contributed its interests in three development concessions, as well as exploration agreements, in
Egypt to the new JV. XRG made a proportionate cash contribution.
oil production & operations
On 4 October 2024, bp completed the sale of receivables relating to a prior divestment receiving proceeds of $890 million.
customers & products
At 31 December 2023 assets of $151 million and associated liabilities of $62 million were classified as held for sale relating to the sale of bp's Türkiye ground fuels business to Petrol Ofisi. This included the group's interest in three joint venture terminals in Türkiye. The sale completed on 31 October 2024 and resulted in a loss on disposal of $1,132 million including recycling of cumulative foreign exchange losses from reserves of $942 million.
The total assets and liabilities held for sale at 31 December 2024 and 2023, which are in the gas & low carbon energy and customers & products segments, are set out in the table below.

		$ million
	2024	2023
Property, plant and equipment	1,981	49
Intangible assets	333	3
Investments in joint ventures	1,182	—
Loans	—	1
Cash	65	—
Trade and other receivables	520	98
Assets classified as held for sale	4,081	151
Trade and other payables	(264)	(1)
Lease liabilities	(58)	(40)
Finance debt	(720)	—
Provisions	(63)	(10)
Defined benefit pension plan and other post-employment benefit plan deficits	—	(11)
Liabilities directly associated with assets classified as held for sale	(1,105)	(62)